ORDINARY SHARES AND ORDINARY SHARE WARRANTS (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule Of Stock Reserved For Future Issuance
As of June 30, 2023 and December 31, 2022, the Company had reserved ordinary shares for future issuance as follows:

	June 30, 2023	December 31, 2022
Share options	63,114,411	76,557,428
Options to restricted shares	241,359,368	242,615,284
RSUs	42,084,399	5,753,975
Ordinary share warrants	25,913,055	23,468,710
Redeemable convertible preferred shares	60,000,000	—
Shares available for future grant of equity awards	65,821,532	107,700,338
Total shares of ordinary share reserved	498,292,765	456,095,735